Fixed Assets and Right of Use Assets and Lease Liability (Details) - Schedule of maturity level of the lease liability - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Fixed Assets and Right of Use Assets and Lease Liability (Details) - Schedule of maturity level of the lease liability [Line Items]
Total	$ 149,585	$ 158,494
Due Within 1 Year [Member]
Fixed Assets and Right of Use Assets and Lease Liability (Details) - Schedule of maturity level of the lease liability [Line Items]
Total	25,526	26,061
Due After 1 Year But Within 2 Years [Member]
Fixed Assets and Right of Use Assets and Lease Liability (Details) - Schedule of maturity level of the lease liability [Line Items]
Total	23,461	24,311
Due After 2 Years But Within 3 years [Member]
Fixed Assets and Right of Use Assets and Lease Liability (Details) - Schedule of maturity level of the lease liability [Line Items]
Total	21,472	21,667
Due After 3 Years But Within 4 Years [Member]
Fixed Assets and Right of Use Assets and Lease Liability (Details) - Schedule of maturity level of the lease liability [Line Items]
Total	19,343	19,411
Due After 4 Years But Within 5 Years [Member]
Fixed Assets and Right of Use Assets and Lease Liability (Details) - Schedule of maturity level of the lease liability [Line Items]
Total	16,336	16,982
Due After 5 Years [Member]
Fixed Assets and Right of Use Assets and Lease Liability (Details) - Schedule of maturity level of the lease liability [Line Items]
Total	$ 43,447	$ 50,062